Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Without Sales Load [Member] | C000012182
Average Annual Return [Line Items]
Average Annual Return, Percent		25.88%	16.59%	8.88%
Without Sales Load [Member] | C000012186
Average Annual Return [Line Items]
Average Annual Return, Percent		19.07%	18.23%	7.24%
Without Sales Load [Member] | C000012187
Average Annual Return [Line Items]
Average Annual Return, Percent		13.69%	10.73%	5.31%
Without Sales Load [Member] | C000012190
Average Annual Return [Line Items]
Average Annual Return, Percent		0.19%	20.00%	8.99%
Without Sales Load [Member] | C000103073
Average Annual Return [Line Items]
Average Annual Return, Percent		1.15%	18.02%	7.43%
Without Sales Load [Member] | C000254224
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.16%	16.64%	13.65%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.30%	15.96%	12.96%
MSCI All Country World Investable Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.56%
Russell Microcap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.40%	9.30%	6.03%
Russell Microcap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.40%	9.30%	6.03%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.54%	12.47%	6.72%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.54%	12.47%	6.72%
FTSE 3-Month Teasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%